Quarterly Holdings Report
for
Fidelity® Series Small Cap Core Fund
January 31, 2025
SCC-NPRT3-0425
1.9906195.102
Common Stocks - 97.2%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.7%
Consumer Discretionary - 0.7%
Diversified Consumer Services - 0.7%
OneSpaWorld Holdings Ltd	483,248	10,322,177
CAMEROON - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Golar LNG Ltd	180,885	7,371,064
CANADA - 1.2%
Consumer Staples - 0.1%
Food Products - 0.1%
Sunopta Inc (United States) (a)	280,591	2,056,732
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	149,816	5,989,644
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States)	211,429	8,820,818
TOTAL CANADA		16,867,194
ISRAEL - 1.6%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Global-e Online Ltd (a)	123,965	7,424,263
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 0.6%
Nova Ltd (a)	33,489	8,210,833
Software - 0.5%
Cellebrite DI Ltd (a)	319,489	7,680,516
TOTAL INFORMATION TECHNOLOGY		15,891,349

TOTAL ISRAEL		23,315,612
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	186,411	4,490,641
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Merus NV (a)	80,774	3,306,888
PUERTO RICO - 0.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class C (a)	327,627	2,008,354
Financials - 0.4%
Banks - 0.0%
Popular Inc	1,663	171,189
Financial Services - 0.4%
EVERTEC Inc	156,000	5,065,320
TOTAL FINANCIALS		5,236,509

TOTAL PUERTO RICO		7,244,863
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Silicon Motion Technology Corp ADR	54,906	2,998,416
UNITED KINGDOM - 0.6%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	217,280	6,529,264
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (a)	890,835	1,968,745
TOTAL UNITED KINGDOM		8,498,009
UNITED STATES - 91.4%
Communication Services - 2.3%
Diversified Telecommunication Services - 0.5%
Cogent Communications Holdings Inc (b)	93,166	7,019,126
Entertainment - 0.9%
Cinemark Holdings Inc (a)	245,900	7,040,118
IMAX Corp (a)(b)	254,791	6,000,328
		13,040,446
Interactive Media & Services - 0.7%
IAC Inc Class A (a)	71,191	3,013,515
QuinStreet Inc (a)	279,496	6,612,875
		9,626,390
Wireless Telecommunication Services - 0.2%
Gogo Inc (a)(b)	458,437	3,869,208
TOTAL COMMUNICATION SERVICES		33,555,170

Consumer Discretionary - 9.1%
Automobile Components - 1.2%
Gentherm Inc (a)	97,125	3,705,319
LCI Industries	61,858	6,482,100
Patrick Industries Inc	73,260	7,116,476
		17,303,895
Diversified Consumer Services - 1.2%
European Wax Center Inc Class A (a)	442,283	2,985,410
Grand Canyon Education Inc (a)	61,274	10,762,166
Laureate Education Inc (a)	183,032	3,426,359
		17,173,935
Hotels, Restaurants & Leisure - 2.1%
Brinker International Inc (a)	83,000	15,103,510
Dutch Bros Inc Class A (a)	133,700	8,358,924
Noodles & Co Class A (a)	19,084	28,435
Red Rock Resorts Inc Class A	131,220	6,436,341
		29,927,210
Household Durables - 1.4%
Cavco Industries Inc (a)	21,762	11,069,024
LGI Homes Inc (a)	54,469	4,862,992
Newell Brands Inc	449,200	4,474,032
		20,406,048
Leisure Products - 0.5%
Brunswick Corp/DE	83,920	5,659,565
Latham Group Inc (a)(b)	238,383	1,740,196
		7,399,761
Specialty Retail - 2.3%
Academy Sports & Outdoors Inc	120,877	6,323,076
America's Car-Mart Inc/TX (a)(b)	84,085	4,094,098
Boot Barn Holdings Inc (a)	65,023	10,458,950
Camping World Holdings Inc Class A	272,032	6,281,219
Murphy USA Inc	12,261	6,166,179
		33,323,522
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (a)	53,700	5,481,159
Rocky Brands Inc	8,064	201,923
		5,683,082
TOTAL CONSUMER DISCRETIONARY		131,217,453

Consumer Staples - 2.9%
Beverages - 0.8%
Boston Beer Co Inc/The Class A (a)	14,806	3,711,420
Primo Brands Corp Class A	246,138	7,967,487
		11,678,907
Consumer Staples Distribution & Retail - 0.4%
Performance Food Group Co (a)	62,598	5,653,225
Food Products - 1.3%
Darling Ingredients Inc (a)	131,800	4,937,228
Simply Good Foods Co/The (a)	206,886	7,861,669
TreeHouse Foods Inc (a)	149,845	5,172,649
		17,971,546
Household Products - 0.4%
Energizer Holdings Inc	183,520	6,237,845
TOTAL CONSUMER STAPLES		41,541,523

Energy - 4.0%
Energy Equipment & Services - 1.9%
Cactus Inc Class A	141,948	8,475,715
Flowco Holdings Inc Class A	142,700	3,995,599
Kodiak Gas Services Inc	113,800	5,323,564
Liberty Energy Inc Class A	297,670	5,450,338
Oceaneering International Inc (a)	178,883	4,445,243
		27,690,459
Oil, Gas & Consumable Fuels - 2.1%
Chord Energy Corp	62,611	7,040,607
Civitas Resources Inc	107,585	5,461,015
Gulfport Energy Corp (a)	46,300	8,265,014
Northern Oil & Gas Inc	201,253	7,235,045
Uranium Energy Corp (a)(b)	363,655	2,567,404
		30,569,085
TOTAL ENERGY		58,259,544

Financials - 19.7%
Banks - 10.7%
Associated Banc-Corp	262,868	6,608,502
BOK Financial Corp	58,466	6,455,816
Byline Bancorp Inc	202,147	5,930,993
Cadence Bank	407,422	14,341,254
Camden National Corp	97,709	4,432,080
Connectone Bancorp Inc	190,827	4,835,556
Eastern Bankshares Inc	639,877	11,748,142
First Foundation Inc	497,887	2,564,118
First Interstate BancSystem Inc Class A	391,407	12,896,861
First Northwest Bancorp	600	6,570
FNB Corp/PA	564,806	8,861,806
Independent Bank Corp/MI	204,865	7,457,086
Pinnacle Financial Partners Inc	61,379	7,658,258
SouthState Corp	85,160	8,992,044
United Community Banks Inc/GA	292,089	9,688,592
Univest Financial Corp	15,937	484,325
Webster Financial Corp	204,667	12,329,140
Western Alliance Bancorp	131,698	11,572,303
Wintrust Financial Corp	118,619	15,516,552
		152,379,998
Capital Markets - 4.8%
Bridge Investment Group Holdings Inc Class A	206,900	1,657,268
P10 Inc Class A	560,083	7,650,734
Perella Weinberg Partners Class A	632,107	16,321,003
Piper Sandler Cos	38,575	12,233,676
PJT Partners Inc Class A (b)	58,091	9,583,272
StepStone Group Inc Class A	186,170	11,929,774
Stifel Financial Corp	84,177	9,751,905
		69,127,632
Consumer Finance - 0.8%
FirstCash Holdings Inc	105,350	11,498,952
Financial Services - 2.3%
AvidXchange Holdings Inc (a)	311,158	3,298,275
Cannae Holdings Inc	213,529	4,219,333
Flywire Corp (a)	308,108	5,955,728
HA Sustainable Infrastructure Capital Inc	152,900	4,282,729
NMI Holdings Inc (a)	218,661	8,444,688
Walker & Dunlop Inc	67,276	6,463,205
		32,663,958
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (a)	172,523	7,064,817
Selective Insurance Group Inc	61,485	5,172,733
TWFG Inc Class A (b)	145,850	4,182,978
		16,420,528
TOTAL FINANCIALS		282,091,068

Health Care - 14.0%
Biotechnology - 5.9%
ADMA Biologics Inc (a)	243,000	3,924,450
AnaptysBio Inc (a)	138,252	2,478,858
Apogee Therapeutics Inc (a)	7,433	307,428
Arcellx Inc (a)	94,053	6,407,831
Astria Therapeutics Inc (a)	317,589	2,496,250
Blueprint Medicines Corp (a)	72,141	8,118,027
Celldex Therapeutics Inc (a)	173,128	4,239,905
Cogent Biosciences Inc (a)	458,739	4,270,860
Crinetics Pharmaceuticals Inc (a)	146,745	5,913,824
Cytokinetics Inc (a)	133,751	6,615,324
Day One Biopharmaceuticals Inc (a)	380,500	4,706,785
Immunovant Inc (a)(b)	180,400	3,921,896
Madrigal Pharmaceuticals Inc (a)(b)	21,282	7,125,214
MoonLake Immunotherapeutics Class A (a)	87,405	4,019,756
Perspective Therapeutics Inc (a)(b)	326,900	1,160,495
Revolution Medicines Inc (a)	25,500	1,095,225
Spyre Therapeutics Inc (a)	95,631	2,198,557
Vaxcyte Inc (a)	124,666	11,010,501
Viridian Therapeutics Inc (a)	234,132	4,537,478
		84,548,664
Health Care Equipment & Supplies - 3.3%
Glaukos Corp (a)	58,140	9,095,422
Inspire Medical Systems Inc (a)	29,389	5,686,771
iRhythm Technologies Inc (a)	71,398	7,771,672
Masimo Corp (a)	46,894	8,170,342
Merit Medical Systems Inc (a)	103,876	11,310,019
Tandem Diabetes Care Inc (a)(b)	157,900	5,851,774
ViewRay Inc (a)	34,227	0
		47,886,000
Health Care Providers & Services - 2.9%
AMN Healthcare Services Inc (a)	67,900	1,868,608
Ensign Group Inc/The	77,449	10,816,527
HealthEquity Inc (a)	33,900	3,743,238
LifeStance Health Group Inc (a)	606,365	4,832,729
Option Care Health Inc (a)	280,600	8,676,152
Progyny Inc (a)	219,200	5,078,864
Surgery Partners Inc (a)	250,769	6,392,102
		41,408,220
Life Sciences Tools & Services - 0.6%
Fortrea Holdings Inc (a)	226,320	3,804,439
Repligen Corp (a)	28,934	4,809,120
		8,613,559
Pharmaceuticals - 1.3%
Arvinas Inc (a)	176,522	3,108,552
Axsome Therapeutics Inc (a)	67,202	7,154,325
Elanco Animal Health Inc (a)	389,100	4,680,873
Enliven Therapeutics Inc (a)(b)	190,489	4,164,090
		19,107,840
TOTAL HEALTH CARE		201,564,283

Industrials - 16.1%
Aerospace & Defense - 2.1%
AerSale Corp (a)(b)	340,291	2,303,770
Cadre Holdings Inc	215,360	8,302,128
Kratos Defense & Security Solutions Inc (a)	296,568	9,896,474
Rocket Lab USA Inc Class A (a)	148,100	4,302,305
V2X Inc (a)	101,978	5,316,113
		30,120,790
Building Products - 2.2%
AZEK Co Inc/The Class A (a)	128,669	6,591,713
AZZ Inc	100,155	8,592,297
Tecnoglass Inc	110,112	8,368,512
UFP Industries Inc	72,424	8,375,836
		31,928,358
Commercial Services & Supplies - 2.4%
ACV Auctions Inc Class A (a)	335,483	7,098,820
Brady Corp Class A	100,173	7,461,887
Brink's Co/The	122,691	11,450,752
VSE Corp	85,945	8,796,471
		34,807,930
Construction & Engineering - 2.3%
Bowman Consulting Group Ltd (a)(b)	133,178	3,386,716
Centuri Holdings Inc (b)	319,397	7,116,165
Construction Partners Inc Class A (a)	102,553	8,245,261
IES Holdings Inc (a)	38,821	8,590,311
Sterling Infrastructure Inc (a)	40,268	5,734,969
		33,073,422
Electrical Equipment - 0.8%
Fluence Energy Inc Class A (a)(b)	236,871	3,081,691
NEXTracker Inc Class A (a)(b)	175,668	8,857,181
		11,938,872
Machinery - 2.3%
Atmus Filtration Technologies Inc	173,100	7,239,042
Gates Industrial Corp PLC (a)	371,100	7,678,059
REV Group Inc	241,011	8,363,082
Terex Corp	196,759	9,462,140
		32,742,323
Professional Services - 1.8%
CRA International Inc	48,050	8,821,019
ExlService Holdings Inc (a)	193,000	9,700,180
TrueBlue Inc (a)(b)	290,286	2,365,831
Verra Mobility Corp Class A (a)	184,200	4,861,038
		25,748,068
Trading Companies & Distributors - 2.2%
Applied Industrial Technologies Inc	50,961	13,251,389
FTAI Aviation Ltd	87,026	8,748,724
GMS Inc (a)	52,900	4,461,586
Xometry Inc Class A (a)(b)	157,421	5,227,951
		31,689,650
TOTAL INDUSTRIALS		232,049,413

Information Technology - 12.9%
Communications Equipment - 1.3%
Ciena Corp (a)	66,045	5,755,161
Lumentum Holdings Inc (a)	150,641	12,813,524
		18,568,685
Electronic Equipment, Instruments & Components - 2.3%
Advanced Energy Industries Inc	56,076	6,453,226
Belden Inc	79,003	9,201,480
Crane NXT Co	92,494	5,916,841
Napco Security Technologies Inc	172,572	6,333,392
PAR Technology Corp (a)	74,600	5,415,214
		33,320,153
IT Services - 0.7%
ASGN Inc (a)	112,819	9,951,763
Semiconductors & Semiconductor Equipment - 3.5%
Aehr Test Systems (a)(b)	276,150	3,128,780
Cirrus Logic Inc (a)	50,154	5,037,468
Diodes Inc (a)	92,026	5,427,693
Ichor Holdings Ltd (a)	214,318	5,885,172
MACOM Technology Solutions Holdings Inc (a)	43,933	5,810,139
MKS Instruments Inc	7,913	896,384
Onto Innovation Inc (a)	26,439	5,413,650
Penguin Solutions Inc (a)	303,438	6,153,723
Semtech Corp (a)	102,400	6,856,704
Synaptics Inc (a)	16,969	1,440,668
Ultra Clean Holdings Inc (a)	115,049	4,241,857
		50,292,238
Software - 5.1%
Agilysys Inc (a)	61,550	5,553,041
BlackLine Inc (a)	134,378	8,580,035
Core Scientific Inc	335,000	4,110,450
Olo Inc Class A (a)	389,000	2,870,820
Rapid7 Inc (a)	163,008	6,279,068
Riot Platforms Inc (a)(b)	355,600	4,224,528
SPS Commerce Inc (a)	32,100	5,928,228
Telos Corp (a)	41,756	129,861
Tenable Holdings Inc (a)	248,937	10,726,696
Varonis Systems Inc (a)	200,552	9,097,039
Vertex Inc Class A (a)	110,100	6,358,275
Weave Communications Inc (a)	66,373	1,083,207
Workiva Inc Class A (a)	90,416	8,880,660
		73,821,908
TOTAL INFORMATION TECHNOLOGY		185,954,747

Materials - 3.6%
Chemicals - 0.7%
Aspen Aerogels Inc (a)(b)	171,900	2,009,511
Element Solutions Inc	197,479	5,096,933
Tronox Holdings PLC	343,012	3,522,733
		10,629,177
Construction Materials - 0.5%
Eagle Materials Inc	27,073	6,950,722
Containers & Packaging - 0.4%
Graphic Packaging Holding CO	213,710	5,862,065
Metals & Mining - 1.6%
ATI Inc (a)	113,934	6,504,492
Carpenter Technology Corp	54,676	10,555,749
Constellium SE (a)	251,001	2,492,440
Warrior Met Coal Inc	41,550	2,192,594
		21,745,275
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp	53,100	6,211,107
TOTAL MATERIALS		51,398,346

Real Estate - 6.1%
Diversified REITs - 0.2%
Armada Hoffler Properties Inc Class A	409,139	4,001,379
Industrial REITs - 0.8%
LXP Industrial Trust	785,565	6,535,901
Plymouth Industrial REIT Inc	281,338	4,726,478
		11,262,379
Office REITs - 1.1%
Douglas Emmett Inc (b)	434,707	7,981,221
Kilroy Realty Corp	130,700	5,099,914
Postal Realty Trust Inc Class A	159,840	2,103,494
		15,184,629
Real Estate Management & Development - 1.6%
Compass Inc Class A (a)	1,026,600	7,442,850
Cushman & Wakefield PLC (a)	806,991	11,128,406
Landbridge Co LLC Class A (b)	74,542	4,835,540
		23,406,796
Retail REITs - 1.5%
Curbline Properties Corp	241,424	5,907,645
Tanger Inc	212,700	6,980,814
Urban Edge Properties	395,577	8,046,037
		20,934,496
Specialized REITs - 0.9%
Four Corners Property Trust Inc	277,857	7,621,618
Outfront Media Inc	310,744	5,717,689
		13,339,307
TOTAL REAL ESTATE		88,128,986

Utilities - 0.7%
Electric Utilities - 0.3%
IDACORP Inc	35,073	3,855,926
Gas Utilities - 0.4%
New Jersey Resources Corp	114,913	5,510,078
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc (a)(b)	302,300	776,910
TOTAL UTILITIES		10,142,914

TOTAL UNITED STATES		1,315,903,447
TOTAL COMMON STOCKS (Cost $1,291,448,730)		1,400,318,311

Money Market Funds - 6.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.37	35,335,958	35,343,025
Fidelity Securities Lending Cash Central Fund (d)(e)	4.37	60,377,868	60,383,906
TOTAL MONEY MARKET FUNDS (Cost $95,726,931)			95,726,931

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $1,387,175,661)	1,496,045,242
NET OTHER ASSETS (LIABILITIES) - (3.8)% (c)	(54,502,263)
NET ASSETS - 100.0%	1,441,542,979

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	134	Mar 2025	15,379,180	(79,233)	(79,233)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Includes $1,084,527 of cash collateral to cover margin requirements for futures contracts.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,372,606	355,923,087	326,952,645	919,627	(23)	-	35,343,025	35,335,958	0.1%
Fidelity Securities Lending Cash Central Fund	11,092,250	234,763,236	185,471,580	151,236	-	-	60,383,906	60,377,868	0.3%
Total	17,464,856	590,686,323	512,424,225	1,070,863	(23)	-	95,726,931	95,713,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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